Completed Acquisitions Purchase Price (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2011 Phadia [Member]	May 31, 2011 Dionex [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Mar. 31, 2010 Finnzymes [Member]	Jul. 31, 2010 Fermentas [Member]	Apr. 30, 2009 Biolab [Member]	Oct. 31, 2009 BRAHMS [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2009 Other Acquisitions [Member]
Purchase Price
Cash paid	$ 5,893.7	$ 652.3	$ 622.9	$ 3,655.2	$ 2,140.8	$ 164.0	$ 59.0	$ 278.7	$ 132.9	$ 454.1	$ 97.7	$ 150.6	$ 35.9
Debt assumed	3.5	5.3	33.2	0.3	3.2	0.6		3.6		32.3		1.1	0.9
Purchase price payable	0.4										0.4
Fair value of contingent consideration	1.4	23.5	0.6			19.6					1.4	3.9	0.6
Cash acquired	(233.0)	(45.8)	(6.3)	(117.2)	(114.9)	(17.8)	(0.7)	(21.9)	(1.3)	(4.8)	(0.9)	(5.4)	(0.2)
Other			0.9										0.9
Total Purchase Price	$ 5,666.0	$ 635.3	$ 651.3	$ 3,538.3	$ 2,029.1	$ 166.4	$ 58.3	$ 260.4	$ 131.6	$ 481.6	$ 98.6	$ 150.2	$ 38.1